Long-Term Prepayments, Deposits and Other Non-Current Assets	12 Months Ended
Jun. 30, 2026
Long-Term Prepayments, Deposits and Other Non-Current Assets [Abstrac]
LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER NON-CURRENT ASSETS

NOTE 8 – LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER NON-CURRENT ASSETS

Long-term prepayments, deposits and other non-current assets as of June 30, 2026 and 2025 consisted of the following:

	2026	2025
Deposits paid for land use right*	$-	$60,000,000
Deposits paid for smart community systems**	5,138,822	-
Deposits paid for lease assets***	367,058	349,230
Total	$5,505,880	$60,349,230

*

On November 1, 2022, E-Home Pingtan entered into an investment agreement with Pingtan Comprehensive Experimental Area Investment Committee (the “Committee”) to develop the “Haixia Home Management College” project to promote home economics education in the PRC. On January 30, 2023, the Company transferred $60,000,000 to Pingtan Comprehensive Experimental Area Investment Committee as deposits to acquire the land use right for the project.

On June 30, 2026, the relevant parties agreed to suspend the project because the planned use of the originally designated land parcel had changed. The meeting minutes documented an in-principle arrangement to refund the Company’s investment in installments, with $6,000,000 scheduled to be refunded by September 30, 2026 and the remaining $54,000,000 by May 30, 2027. As of the date these financial statements were issued, the Company had received refunds totaling $5,000,000, leaving an outstanding balance of $55,000,000. Management expects to recover the outstanding balance by May 30, 2027. Accordingly, the Company reclassified the $60,000,000 balance as of June 30, 2026 to prepayments, deposits and other current assets.

The project remained suspended as of the date of this report. Management assessed the recoverability of the deposit as of June 30, 2026, taking into account the refund arrangement documented in the meeting minutes, refunds received through the date the financial statements were issued, and the status of the remaining refund procedures. Based on the assessment, management expects full recovery of the deposit, and no impairment loss was recognized for the year ended June 30, 2026. The Company continues to monitor the refund process and reassess recoverability as additional information becomes available.

**

On May 8, 2026, E-Home Pingtan entered into an agreement with an unaffiliated supplier to acquire assets and rights relating to a smart community property management project. The agreement covers smart access control equipment, property management software and related intellectual property, customer and project resources, property management contracts, and rights to related service income. The transaction does not involve the acquisition of equity interests in the supplier. The agreement also includes five-year noncompetition undertakings, effective upon completion of the transfer, covering competing smart community, property management SaaS and smart access control businesses in Fujian Province.

The aggregate contractual consideration is RMB 170,000,000, payable in three installments: an initial payment of RMB 35,000,000 within 45 days after execution of the agreement, RMB 55,000,000 by November 30, 2026, and RMB 80,000,000 by December 30, 2026. As of June 30, 2026, the Company had paid RMB 35,000,000, which was recorded as a prepayment for the acquisition.

As of the date these financial statements were issued, the acquisition remained in progress, and management currently expects completion by March 2027. Management assessed the recoverability of the prepayment as of June 30, 2026, considering the status of the transfer, the supplier’s ability to fulfill its contractual obligations, the enforceability of contractual protections and the expected economic benefits of the project. Based on the assessment, management concluded that the prepayment was recoverable, and no impairment loss was recognized for the year ended June 30, 2026. The Company continues to monitor completion of the acquisition and reassess recoverability as additional information becomes available.

***	Deposits paid for lease assets consisted of a performance security deposit of RMB 2,500,000 paid to the lessor under the lease agreement signed on December 22, 2017 for the property Villas (see Note 7). The deposit secures the Company’s performance of its obligations under the agreement and is refundable upon expiration of the lease on December 31, 2037, provided that the Company has not breached the agreement. During the lease term, the deposit cannot be applied against rent or other amounts payable under the agreement.